Long-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Deposits [Abstract]
Schedule of Long-Term Deposits	Long-term deposits as of June 30, 2024 and December 31, 2023 consisted of:
	June 30, 2024	December 31, 2023
	(Unaudited)
Rental deposits	$71,823	$71,823